Note C - Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Excess of Replacement or Current Costs over Stated LIFO Value	$ 53.2	$ 50.7
Inventory Valuation Reserves	$ 3.3	$ 3.0